N-2 - USD ($)												3 Months Ended								12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023
Cover [Abstract]
Entity Central Index Key																				0001222401
Amendment Flag																				false
Document Type																				N-CSR
Entity Registrant Name																				BlackRock Corporate High Yield Fund, Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

HYT
Shareholder Transaction Expenses

Maximum sales load (as a percentage of offering price)(a)	1.00%

Offering expenses borne by the Trust (as a percentage of offering price)(a)	0.01%

$0.02 per share for open market purchases of

Dividend reinvestment plan fees	common shares(b)

Dividend reinvestment plan sale transaction fee	$2.50(b)
(a)
If the common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses. Trust shareholders will pay all offering expenses involved with an offering.

(b)
Computershare Trust Company, N.A. (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by HYT. However, shareholders will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. Shareholders will also be charged a $2.50 sales fee and pay a $0.15 per share fee if a shareholder directs the Reinvestment Plan Agent to sell the common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.

Sales Load [Percent]	[1]																			1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]																			$ 2.50
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[1]																			0.01%
Annual Expenses [Table Text Block]

Estimated Annual Expenses (as a percentage of net assets attributable to common shares)
Investment advisory fees(c)(d)	0.85%
Other expenses	2.50
Miscellaneous	0.06
Interest expense(e)	2.44
Total annual expenses	3.35
Fee waivers(d)	—
Total annual Trust operating expenses after fee waivers(d)	3.35
(c)
HYT currently pays the Manager a monthly fee at an annual contractual investment advisory fee rate of 0.60% based on an aggregate of (i) HYT’s average daily Net Assets and (ii) the proceeds of any outstanding debt securities or borrowings used for leverage (together, “average daily Managed Assets”).

(d)
HYT and the Manager have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Manager has contractually agreed to waive the investment advisory fees with respect to any portion of HYT’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Manager or its affiliates that have a contractual management fee, through June 30, 2025. In addition, pursuant to the Fee Waiver Agreement, the Manager has contractually agreed to waive its investment advisory fees by the amount of investment advisory fees HYT pays to the Manager indirectly through its investment in money market funds managed by the Manager or its affiliates, through June 30, 2025. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by HYT (upon the vote of a majority of the Directors who are not “interested persons” (as defined in the Investment Company Act) of the Fund (the “Independent Directors”)) or a majority of the outstanding voting securities of HYT), upon 90 days’ written notice by HYT to the Manager.

(e)
HYT uses leverage in the form of a credit facility in an amount equal to approximately 30.0% of HYT’s Managed Assets as of December 31, 2023. The interest expense borne by HYT will vary over time in accordance with the level of HYT’s use of leverage and variations in market interest rates. Interest expense is required to be treated as an expense of HYT for accounting purposes.

Management Fees [Percent]	[3],[4]																			0.85%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]																				0.06%
Other Annual Expense 2 [Percent]	[5]																			2.44%
Other Annual Expenses [Percent]																				2.50%
Total Annual Expenses [Percent]																				3.35%
Waivers and Reimbursements of Fees [Percent]	[3]
Net Expense over Assets [Percent]	[3]																			3.35%
Expense Example [Table Text Block]
The following example illustrates HYT’s expenses (including the sales load of $10.00 and offering costs of $0.14) that shareholders would pay on a $1,000 investment in common shares, assuming (i) total net annual expenses of 3.35% of net assets attributable to common shares and (ii) a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Total expenses incurred	$44	$112	$183	$370

Expense Example, Year 01																				$ 44
Expense Example, Years 1 to 3																				112
Expense Example, Years 1 to 5																				183
Expense Example, Years 1 to 10																				$ 370
Purpose of Fee Table , Note [Text Block]																				The following table and example are intended to assist shareholders in understanding the various costs and expenses directly or indirectly associated with investing in HYT’s common shares.
Basis of Transaction Fees, Note [Text Block]																				as a percentage of offering price
Other Transaction Fees, Note [Text Block]																				Computershare Trust Company, N.A. (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by HYT. However, shareholders will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. Shareholders will also be charged a $2.50 sales fee and pay a $0.15 per share fee if a shareholder directs the Reinvestment Plan Agent to sell the common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
Other Expenses, Note [Text Block]
The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the Estimated Annual Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. HYT’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Management Fee not based on Net Assets, Note [Text Block]																				HYT and the Manager have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Manager has contractually agreed to waive the investment advisory fees with respect to any portion of HYT’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Manager or its affiliates that have a contractual management fee, through June 30, 2025. In addition, pursuant to the Fee Waiver Agreement, the Manager has contractually agreed to waive its investment advisory fees by the amount of investment advisory fees HYT pays to the Manager indirectly through its investment in money market funds managed by the Manager or its affiliates, through June 30, 2025. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by HYT (upon the vote of a majority of the Directors who are not “interested persons” (as defined in the Investment Company Act) of the Fund (the “Independent Directors”)) or a majority of the outstanding voting securities of HYT), upon 90 days’ written notice by HYT to the Manager.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

HYT — Fiscal Year Ended	Total Amount Outstanding (000)	Asset Coverage	(a)	Liquidation Preference	Average Market Value (000)	(b)	Type of Senior Security

December 31, 2023	$596,000	$3,330	$	N/A	$545,951	Bank Borrowings

December 31, 2022	529,000	3,494	N/A	517,616	Bank Borrowings

December 31, 2021	647,000	3,265	N/A	647,367	Bank Borrowings

December 31, 2020	685,000	3,127	N/A	598,918	Bank Borrowings

December 31, 2019	607,000	3,392	N/A	555,492	Bank Borrowings

August 31, 2019	486,000	3,965	N/A	569,559	Bank Borrowings

August 31, 2018	647,000	3,292	N/A	666,948	Bank Borrowings

August 31, 2017	649,000	3,382	N/A	579,521	Bank Borrowings

August 31, 2016	604,000	3,472	N/A	568,839	Bank Borrowings

August 31, 2015	631,000	3,419	N/A	696,756	Bank Borrowings
(a)
Calculated by subtracting the Trust’s total liabilities (not including bank borrowings) from the Trust’s total assets and dividing this by the amount of bank borrowings, and by multiplying the results by 1,000.

(b)	Represents the average daily amount outstanding for loans under the revolving credit agreements.

Senior Securities, Note [Text Block]
Senior Securities
The following tables set forth information regarding HYT’s and BGT’s outstanding senior securities as of the end of each Trust’s last ten fiscal years, as applicable. Each of HYT’s and BGT’s audited financial statements, including Deloitte & Touche LLP’s Report of Independent Registered Public Accounting Firm, and accompanying notes to financial statements, are included in this annual report.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives and Policies
BlackRock Corporate High Yield Fund, Inc. (HYT)
The Trust’s primary investment objective is to provide shareholders with current income. The Trust’s secondary investment objective is to provide shareholders with capital appreciation. The Trust’s investment objectives are fundamental policies and may not be changed without the approval of a majority of the outstanding voting securities of the Trust (as defined in the Investment Company Act of 1940 Act, as amended (the “Investment Company Act”)).
The Trust seeks to achieve its investment objectives by investing primarily in a diversified portfolio of fixed income securities which are rated below investment grade by the established rating services (Ba or lower by Moody’s Investor’s Service, Inc. (“Moody’s”), BB or lower by S&P Global Ratings (“S&P”) or BB or lower by Fitch Ratings, Inc. (“Fitch”)) or, if unrated, are considered by BlackRock Advisors, LLC (the “Manager”) or BlackRock International Limited (“BIL” and together with the Manager, the “Advisors”), the sub‑advisor to the Trust, to be of comparable quality. The Trust may invest directly in fixed income securities or synthetically through the use of derivatives. The Trust may invest in securities of any maturity.
Under normal market conditions, the Trust invests at least 80% of its net assets (including assets acquired from the sale of preferred stock), plus the amount of any borrowings for investment purposes, in high yield securities, including high yield bonds, corporate loans, convertible debt securities and preferred securities. This is a non‑fundamental policy and may be changed by the Board of Directors of the Trust provided that stockholders are provided with at least 60 days’ prior written notice of any change, unless such change was previously approved by shareholders, as required by the rules under the Investment Company Act.
High yield securities include high yield bonds (commonly referred to as “junk bonds”), corporate loans, mortgage-related securities, convertible debt securities and preferred securities, which are rated below investment grade or, if unrated, are considered by the Advisors to be of comparable quality. The high yield securities in which the Trust invests may also include credit linked notes, structured notes or other instruments evidencing interests in special purpose vehicles or trusts that hold interests in high yield securities.
The Trust may receive warrants or other non‑income producing equity securities in connection with its investments in high yield securities, including in unit offerings, in an exchange offer, upon the conversion of a convertible security, or upon the restructuring or bankruptcy of investments owned by the Trust. The Trust may continue to hold such securities until, in the Advisors’ judgment in light of current market conditions, it is advantageous to effect a disposition of such securities.
Although the Trust will invest primarily in below investment grade securities, other than with respect to Distressed Securities (described below), it will not invest in securities in the lowest rating categories (Ca or lower by Moody’s, CC or lower by S&P or CC or lower by Fitch) unless the Advisors believe that the financial condition of the issuer or the protection afforded to the particular securities is stronger than would otherwise be indicated by such low ratings.
The Trust may invest up to 10% of its total assets in high yield securities which are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or payment of interest at the time of acquisition by the Trust or are rated in the lowest rating categories (Ca or lower by Moody’s, CC or lower by S&P or CC or lower by Fitch) or, if unrated, are considered by the Advisors to be of comparable quality (“Distressed Securities”).
The Trust may invest, without limitation, in securities of issuers domiciled outside the United States or that are denominated in various foreign currencies and multinational currency units (“Non‑U.S. Securities”).
The Trust may invest up to 25% of its total assets in corporate loans extended to borrowers by commercial banks or other financial institutions (“Corporate Loans”). The Corporate Loans in which the Trust may invest may be rated below investment grade (Ba or lower by Moody’s, BB or lower by S&P or BB or lower by Fitch) or, if unrated, are considered by the Advisors to be of comparable quality.
The Trust may invest up to 15% of its total assets in convertible debt securities and up to 15% of its total assets in preferred securities, including preferred securities that may be converted into common stock or other securities of the same or a different issuer, and non‑convertible preferred securities. The convertible debt securities and preferred securities in which the Trust may invest may be rated below investment grade by the established rating services (Ba or lower by Moody’s, BB or lower by S&P or BB or lower by Fitch) or, if unrated, are considered by the Advisors to be of comparable quality.
The Trust may make short sales of securities, provided that the market value of all securities sold short does not exceed 10% of its total assets. The Trust may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to seek to enhance return. The Trust also may make short sales “against the box.” Short sales “against the box” are not subject to the foregoing 10% limitation.
The Trust may not purchase securities of other investment companies, except to the extent that such purchases are permitted by applicable law.
The Trust has no limitation on the amount of its investments that are not readily marketable or are subject to restrictions on resale.
The Trust may engage in various portfolio strategies both to seek to increase its return and to hedge its portfolio against movements in interest rates and in the securities markets through the use of derivatives, such as indexed and inverse securities, options, futures, options on futures, interest rate transactions, credit default swaps and short selling.
Leverage: The Trust currently utilizes leverage for investment purposes in the form of a bank credit facility. The Trust generally will not utilize leverage if it anticipates that the Trust’s leveraged capital structure would result in a lower return to common stockholders than that obtainable if the common stock were unleveraged for any significant amount of time. At times, the Trust could utilize leverage through borrowings, including the issuance of short term debt securities, the issuance of shares of preferred stock or a combination thereof. The Trust may also leverage through the use of reverse repurchase agreements.
There can be no assurance that the Trust will borrow in order to leverage its assets or, if it does, what percentage of the Trust’s assets such borrowings will represent. The Trust does not currently anticipate issuing any preferred stock.
The Trust may enter into derivative securities transactions that have leverage embedded in them.
The Trust also may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Trust securities.

Risk Factors [Table Text Block]
10. PRINCIPAL RISKS
In the normal course of business, the Trusts invest in securities or other instruments and may enter into certain transactions, and such activities subject each Trust to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Trusts and their investments.
Illiquidity Risk: Each Trust may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Trust may not be able to readily dispose of such investments at prices that approximate those at which a Trust could sell such investments if they were more widely traded and, as a result of such illiquidity, a Trust may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Trust’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Market Risk: Each Trust may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Trust to reinvest in lower yielding securities. Each Trust may also be exposed to reinvestment risk, which is the risk that income from each Trust’s portfolio will decline if each Trust invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Trust portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Trust may invest in illiquid investments. An illiquid investment is any investment that a Trust reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Trust may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Trust’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Trust may lose value, regardless of the individual results of the securities and other instruments in which a Trust invests.
The price a Trust could receive upon the sale of any particular portfolio investment may differ from a Trust’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Trust’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Trust, and a Trust could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Trust’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Trusts may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Trusts.
A derivative contract may suffer a mark‑to‑market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Trust bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Trusts should the counterparty fail to perform under the contracts. Options written by the Trusts do not typically give rise to counterparty credit risk, as options written generally obligate the Trusts, and not the counterparty, to perform. The Trusts may be exposed to counterparty credit risk with respect to options written to the extent each Trust deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Trusts since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded options purchased and exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trusts.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Trust’s portfolio are disclosed in its Schedule of Investments.
Certain Trusts invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Trusts invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Trusts may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Trusts’ performance.
The Trusts invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non‑payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Trusts invest.
Certain Trusts invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
LIBOR Transition Risk: The Trusts may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Trusts is uncertain.
Risk Factors
This section contains a discussion of the general risks of investing in each Trust. The net asset value and market price of, and dividends paid on, the common shares will fluctuate with and be affected by, among other things, the risks more fully described below. As with any fund, there can be no guarantee that a Trust will meet its investment objective or that the Trust’s performance will be positive for any period of time. Each risk noted below is applicable to each Trust unless the specific Trust or Trusts are noted in a parenthetical. The order of the below risk factors does not indicate the significance of any particular risk factor.
Investment and Market Discount Risk: An investment in the Trust’s common shares is subject to investment risk, including the possible loss of the entire amount that you invest. As with any stock, the price of the Trust’s common shares will fluctuate with market conditions and other factors. If shares are sold, the price received may be more or less than the original investment. Common shares are designed for long-term investors and the Trust should not be treated as a trading vehicle. Shares of closed‑end management investment companies frequently trade at a discount from their net asset value. This risk is separate and distinct from the risk that the Trust’s net asset value could decrease as a result of its investment activities. At any point in time an investment in the Trust’s common shares may be worth less than the original amount invested, even after taking into account distributions paid by the Trust. During periods in which the Trust may use leverage, the Trust’s investment, market discount and certain other risks will be magnified.
Debt Securities Risk: Debt securities, such as bonds, involve interest rate risk, such as credit risk, interest rate risk, extension risk, and prepayment risk, each of which are described in further detail below:
•
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Trust’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

•
Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.

The Trust may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Trust’s investments would be expected to decrease by 10%. (Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates.) The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Trust’s investments will not affect interest income derived from instruments already owned by the Trust, but will be reflected in the Trust’s net asset value. The Trust may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Trust management.
To the extent the Trust invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Trust) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Trust to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Trust to sell assets at inopportune times or at a loss or depressed value and could hurt the Trust’s performance.
•	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
•
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Trust may have to invest the proceeds in securities with lower yields.

Corporate Loans Risk (HYT and BTZ): Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the Secured Overnight Financing Rate (‘SOFR”), the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads. In addition, transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet the Trust’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Trust may hold additional cash, sell investments or temporarily borrow from banks and other lenders. The corporate loans in which the Trust invests are usually rated below investment grade.
High Yield Bonds Risk: Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that are considered speculative and may cause income and principal losses for the Trust.
Distressed Securities Risk (HYT): Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Trust will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Trust may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Trust may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Trust will lose money. These risks include:
•
The Trust generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Trust’s portfolio.
•
The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•
The governments of certain countries, or the U.S. Government with respect to certain countries, may prohibit or impose substantial restrictions through capital controls and/or sanctions on foreign investments in the capital markets or certain industries in those countries, which may prohibit or restrict the ability to own or transfer currency, securities, derivatives or other assets.

•
Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
•
The Trust’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Trust’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Trust’s net asset value.

•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Trust’s investments.

Equity Securities Risk(HYT): Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Preferred Securities Risk (BHK, HYTand BTZ): Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.
Convertible Securities Risk (BHK, HYT and BTZ): The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest, principal or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock, including the potential for increased volatility in the price of the convertible security.
Warrants Risk (BHK and HYT): If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Trust will lose any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Derivatives Risk: The Trust’s use of derivatives may increase its costs, reduce the Trust’s returns and/or increase volatility. Derivatives involve significant risks, including:
•
Leverage Risk — The Trust’s use of derivatives can magnify the Trust’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position and can result in losses that greatly exceed the amount originally invested.

•
Market Ris — Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The Trust could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, the Manager may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Trust’s derivatives positions to lose value.

•
Counterparty Risk – Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty.

•
Illiquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Trust to sell or otherwise close a derivatives position could expose the Trust to losses and could make derivatives more difficult for the Trust to value accurately.

•	Operational Risk — The use of derivatives includes the risk of potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error.
•	Legal Risk — The risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.
•
Volatility and Correlation Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Trust’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

•
Valuation Risk — Valuation for derivatives may not be readily available in the market. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

•
Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Trust’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

•
Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Trust realizes from its investments.

Structured Notes Risk (HYT): Structured notes and other related instruments purchased by the Trust are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference measure”). The purchase of structured notes exposes the Trust to the credit risk of the issuer of the structured product. Structured notes may be leveraged, increasing the volatility of each structured note’s value relative to the change in the reference measure. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.
Leverage Risk: The Trust’s use of leverage may increase or decrease from time to time in its discretion and the Trust may, in the future, determine not to use leverage.
The use of leverage creates an opportunity for increased common share net investment income dividends, but also creates risks for the holders of common shares. The Trust cannot assure you that the use of leverage will result in a higher yield on the common shares. Any leveraging strategy the Trust employs may not be successful.
Leverage involves risks and special considerations for common shareholders, including:
•	the likelihood of greater volatility of net asset value, market price and dividend rate of the common shares than a comparable portfolio without leverage;
•	the risk that fluctuations in interest rates or dividend rates on any leverage that the Trust must pay will reduce the return to the common shareholders;
•
the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the common shares than if the Trust were not leveraged, which may result in a greater decline in the market price of the common shares;

•	leverage may increase operating costs, which may reduce total return.
Any decline in the net asset value of the Trust’s investments will be borne entirely by the holders of common shares. Therefore, if the market value of the Trust’s portfolio declines, leverage will result in a greater decrease in net asset value to the holders of common shares than if the Trust were not leveraged. This greater net asset value decrease will also tend to cause a greater decline in the market price for the common shares.
Reverse Repurchase Agreements Risk: Reverse repurchase agreements involve the sale of securities held by the Trust with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Trust could lose money if it is unable to recover the securities and the value of the collateral held by the Trust, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Trust. In addition, reverse repurchase agreements involve the risk that the interest income earned in the investment of the proceeds will be less than the interest expense.
Short Sales Risk (HYT and BTZ): Because making short sales in securities that it does not own exposes the Trust to the risks associated with those securities, such short sales involve speculative exposure risk. The Trust will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Trust replaces the security sold short.
Illiquid Investments Risk: The Trust may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. The Trust may not be able to readily dispose of such investments at prices that approximate those at which the Trust could sell such investments if they were more widely traded and, as a result of such illiquidity, the Trust may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Trust’s net asset value and ability to make dividend distributions. The financial markets in general, and certain segments of the mortgage-related securities markets in particular, have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Investment Companies and ETFs Risk (BHK and HYT): Subject to the limitations set forth in the Investment Company Act and the rules thereunder, the Trust may acquire shares in other investment companies and in exchange-traded funds (“ETFs”), some of which may be affiliated investment companies. The market value of the shares of other investment companies and ETFs may differ from their net asset value. As an investor in investment companies and ETFs, the Trust would bear its ratable share of that entity’s expenses, including its investment advisory and administration fees, while continuing to pay its own advisory and administration fees and other expenses (to the extent not offset by the Manager through waivers). As a result, shareholders will be absorbing duplicate levels of fees with respect to investments in other investment companies and ETFs (to the extent not offset by the Manager through waivers).
The securities of other investment companies and ETFs in which the Trust may invest may be leveraged. As a result, the Trust may be indirectly exposed to leverage through an investment in such securities. An investment in securities of other investment companies and ETFs that use leverage may expose the Trust to higher volatility in the market value of such securities and the possibility that the Trust’s long-term returns on such securities (and, indirectly, the long-term returns of shares of the Trust) will be diminished.
As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. To the extent the Trust is held by an affiliated fund, the ability of the Trust itself to hold other investment companies may be limited.
Risk of Investing in the United States: Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Trust has exposure.
Market Risk and Selection Risk: Market risk is the risk that one or more markets in which the Trust invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Trust and its investments. Selection risk is the risk that the securities selected by Trust management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
An outbreak of an infectious coronavirus (COVID‑19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.
Shareholder Activism Risk: Shareholder activism involving closed‑end funds has recently been increasing. Shareholder activism can take many forms, including engaging in public campaigns to demand that the Trust consider significant transactions such as a tender offer, merger or liquidation or to attempt to influence the Trust’s corporate governance and/or management, commencing proxy contests to attempt to elect the activists’ representatives or others to the Trust’s Board of Trustees, or to seek other actions such as a termination of the Trust’s investment advisory contract with its current investment manager or commencing litigation. If the Trust becomes the subject of shareholder activism, then management and the Board may be required to divert significant resources and attention to respond to the activist and the Trust may incur substantial costs defending against such activism if management and the Board determine that the activist’s demands are not in the best interest of the Trust. Further, the Trust’s share price could be subject to significant fluctuation or otherwise be adversely affected by the events, risks and uncertainties of any shareholder activism.

Share Price [Table Text Block]
Share Price Data
The following tables summarize each Trust’s highest and lowest daily closing market prices on the NYSE per common share, the NAV per common share, and the premium to or discount from NAV, on the date of each of the high and low market prices. The trading volume indicates the number of common shares traded on the NYSE during the respective quarters.

	NYSE Market Price Per Common Share		NAV per Common Share on Date of Market Price		Premium/ (Discount) on Date of Market Price
HYT — During Quarter Ended	High	Low	High	Low	High	Low	Trading Volume
December 31, 2023	$9.56	$8.24	$9.74	$8.87	(1.85)%	(7.10)%	32,227,355
September 30, 2023	9.28	8.56	9.41	9.45	(1.38)	(9.47)	31,818,726
June 30, 2023	8.92	8.41	9.39	9.29	(5.01)	(9.47)	27,453,053
March 31, 2023	9.43	8.28	9.85	9.13	(4.26)	(9.31)	39,760,103
December 31, 2022	9.14	8.15	9.62	9.03	(4.99)	(9.75)	39,558,757
September 30, 2022	10.26	8.46	10.29	9.15	(0.29)	(7.54)	28,960,746
June 30, 2022	11.08	9.10	11.20	9.62	(1.07)	(5.41)	24,910,668
March 31, 2022	12.22	9.98	11.98	10.79	2.00	(7.51)	30,947,672
As of December 31, 2023, HYT’s market price, NAV per Common Share, and premium/(discount) to NAV per Common Share were $9.43, $9.73, and (3.08)%, respectively.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
11. CAPITAL SHARE TRANSACTIONS
BHK, BTZ and BGT is authorized to issue an unlimited number of shares, par value $0.001, all of which were initially classified as Common Shares. HYT is authorized to issue 200 million shares, par value $0.10, all of which were initially classified as Common Shares. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.
As of the close of business on September 20, 2022, HYT issued transferrable rights to its Common Shareholders of record, entitling the holders of those rights to subscribe for shares of HYT’s common stock (the “Offer”). Shareholders received one right for each outstanding Common Share owned on the record date. The rights entitled their holders to purchase one new Common Share for every five rights held (1‑for‑5). The Offer expired on October 13, 2022. HYT received from the Offer gross proceeds of $167,749,786 for the issuance of 20,382,720 Common Shares. The rights offering resulted in $(0.13) or (1.42)% of NAV dilution since the Common Shares were issued below HYT’s NAV. HYT received the entire proceeds from the shares issued under the Offer since the Manager agreed to pay for all expenses (including sales commissions) related to the Offer.
BHK, HYT and BGT have filed a prospectus with the SEC allowing them to issue an additional 15,000,000, 19,617,820 and 11,000,000 Common Shares, respectively, through an equity shelf program (a “Shelf Offering”). Under the Shelf Offering, BHK, HYT and BGT, subject to market conditions, may raise additional equity capital from time to time in varying amounts and utilizing various offering methods at a net price at or above each Trust’s NAV per Common Share (calculated within 48 hours of pricing). For the period end December 31, 2023, BHK, HYT and BGT did not issue any Common Shares. As of period end December 31, 2023, 15,000,000, 19,617,820 and 11,000,000 Common Shares, respectively, remain available for issuance under the Shelf Offering. See Additional Information - Shelf Offering Program for additional information.
Initial costs incurred by BHK, HYT and BGT in connection with their Shelf Offerings are recorded as “Deferred offering costs” in the Statements of Assets and Liabilities. As shares are sold, a portion of the costs attributable to the shares sold will be charged against paid‑in‑capital. Any remaining deferred charges at the end of the Shelf Offering period will be charged to expense.
For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

Trust Name	Year Ended
	12/31/23	12/31/22
BHK	—	17,666
HYT	—	101,463
BGT	—	2,386
The Trusts participate in an open market share repurchase program (the “Repurchase Program”). From December 1, 2022 through November 30, 2023, each Trust may repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30, 2022, subject to certain conditions. From December 1, 2023 through November 30, 2024, each Trust may repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30, 2023, subject to certain conditions. The Repurchase Program has an accretive effect as shares are purchased at a discount to the Trust’s NAV. There is no assurance that the Trusts will purchase shares in any particular amounts. For the year ended December 31, 2023, BHK and HYT did not repurchase any shares.
The total cost of the shares repurchased is reflected in BGT’s and BTZ’s Statements of Changes in Net Assets. For the period shown, shares repurchased and cost, including transaction costs were as follows:

	BTZ
	Shares	Amounts
Year Ended December 31, 2023	182,646	$1,823,893

	BGT
	Shares	Amounts
Year Ended December 31, 2023	55,022	$624,592
For the year ended December 31, 2023, shares issued and outstanding remained constant for BHK and HYT.
For the year ended December 31, 2022, shares issued and outstanding remained constant for BTZ.

Outstanding Securities [Table Text Block]																				HYT is authorized to issue 200 million shares, par value $0.10, all of which were initially classified as Common Shares.
Illiquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquidity Risk: Each Trust may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Trust may not be able to readily dispose of such investments at prices that approximate those at which a Trust could sell such investments if they were more widely traded and, as a result of such illiquidity, a Trust may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Trust’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk: Each Trust may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Trust to reinvest in lower yielding securities. Each Trust may also be exposed to reinvestment risk, which is the risk that income from each Trust’s portfolio will decline if each Trust invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Trust portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Trust may invest in illiquid investments. An illiquid investment is any investment that a Trust reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Trust may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Trust’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Trust may lose value, regardless of the individual results of the securities and other instruments in which a Trust invests.
The price a Trust could receive upon the sale of any particular portfolio investment may differ from a Trust’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Trust’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Trust, and a Trust could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Trust’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Credit Risk: The Trusts may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Trusts.
A derivative contract may suffer a mark‑to‑market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Trust bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Trusts should the counterparty fail to perform under the contracts. Options written by the Trusts do not typically give rise to counterparty credit risk, as options written generally obligate the Trusts, and not the counterparty, to perform. The Trusts may be exposed to counterparty credit risk with respect to options written to the extent each Trust deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Trusts since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded options purchased and exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trusts.

LIBOR Transition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
LIBOR Transition Risk: The Trusts may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Trusts is uncertain.

Investment and Market Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment and Market Discount Risk: An investment in the Trust’s common shares is subject to investment risk, including the possible loss of the entire amount that you invest. As with any stock, the price of the Trust’s common shares will fluctuate with market conditions and other factors. If shares are sold, the price received may be more or less than the original investment. Common shares are designed for long-term investors and the Trust should not be treated as a trading vehicle. Shares of closed‑end management investment companies frequently trade at a discount from their net asset value. This risk is separate and distinct from the risk that the Trust’s net asset value could decrease as a result of its investment activities. At any point in time an investment in the Trust’s common shares may be worth less than the original amount invested, even after taking into account distributions paid by the Trust. During periods in which the Trust may use leverage, the Trust’s investment, market discount and certain other risks will be magnified.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Debt Securities Risk: Debt securities, such as bonds, involve interest rate risk, such as credit risk, interest rate risk, extension risk, and prepayment risk, each of which are described in further detail below:
•
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Trust’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

•
Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.

The Trust may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Trust’s investments would be expected to decrease by 10%. (Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates.) The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Trust’s investments will not affect interest income derived from instruments already owned by the Trust, but will be reflected in the Trust’s net asset value. The Trust may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Trust management.
To the extent the Trust invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Trust) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Trust to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Trust to sell assets at inopportune times or at a loss or depressed value and could hurt the Trust’s performance.
•	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
•
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Trust may have to invest the proceeds in securities with lower yields.

Corporate Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Corporate Loans Risk (HYT and BTZ): Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the Secured Overnight Financing Rate (‘SOFR”), the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads. In addition, transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet the Trust’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Trust may hold additional cash, sell investments or temporarily borrow from banks and other lenders. The corporate loans in which the Trust invests are usually rated below investment grade.

High Yield Bonds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Bonds Risk: Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that are considered speculative and may cause income and principal losses for the Trust.

Distressed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distressed Securities Risk (HYT): Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Trust will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Trust may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Trust may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Foreign Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Securities Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Trust will lose money. These risks include:
•
The Trust generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Trust’s portfolio.
•
The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•
The governments of certain countries, or the U.S. Government with respect to certain countries, may prohibit or impose substantial restrictions through capital controls and/or sanctions on foreign investments in the capital markets or certain industries in those countries, which may prohibit or restrict the ability to own or transfer currency, securities, derivatives or other assets.

•
Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
•
The Trust’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Trust’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Trust’s net asset value.

•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Trust’s investments.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]																				Equity Securities Risk(HYT): Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Securities Risk (BHK, HYTand BTZ): Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities Risk (BHK, HYT and BTZ): The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest, principal or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock, including the potential for increased volatility in the price of the convertible security.

Warrants Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Warrants Risk (BHK and HYT): If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Trust will lose any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk: The Trust’s use of derivatives may increase its costs, reduce the Trust’s returns and/or increase volatility. Derivatives involve significant risks, including:
•
Leverage Risk — The Trust’s use of derivatives can magnify the Trust’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position and can result in losses that greatly exceed the amount originally invested.

•
Market Ris — Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The Trust could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, the Manager may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Trust’s derivatives positions to lose value.

•
Counterparty Risk – Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty.

•
Illiquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Trust to sell or otherwise close a derivatives position could expose the Trust to losses and could make derivatives more difficult for the Trust to value accurately.

•	Operational Risk — The use of derivatives includes the risk of potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error.
•	Legal Risk — The risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.
•
Volatility and Correlation Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Trust’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

•
Valuation Risk — Valuation for derivatives may not be readily available in the market. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

•
Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Trust’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

•
Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Trust realizes from its investments.

Structured Notes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Structured Notes Risk (HYT): Structured notes and other related instruments purchased by the Trust are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference measure”). The purchase of structured notes exposes the Trust to the credit risk of the issuer of the structured product. Structured notes may be leveraged, increasing the volatility of each structured note’s value relative to the change in the reference measure. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk: The Trust’s use of leverage may increase or decrease from time to time in its discretion and the Trust may, in the future, determine not to use leverage.
The use of leverage creates an opportunity for increased common share net investment income dividends, but also creates risks for the holders of common shares. The Trust cannot assure you that the use of leverage will result in a higher yield on the common shares. Any leveraging strategy the Trust employs may not be successful.
Leverage involves risks and special considerations for common shareholders, including:
•	the likelihood of greater volatility of net asset value, market price and dividend rate of the common shares than a comparable portfolio without leverage;
•	the risk that fluctuations in interest rates or dividend rates on any leverage that the Trust must pay will reduce the return to the common shareholders;
•
the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the common shares than if the Trust were not leveraged, which may result in a greater decline in the market price of the common shares;

•	leverage may increase operating costs, which may reduce total return.
Any decline in the net asset value of the Trust’s investments will be borne entirely by the holders of common shares. Therefore, if the market value of the Trust’s portfolio declines, leverage will result in a greater decrease in net asset value to the holders of common shares than if the Trust were not leveraged. This greater net asset value decrease will also tend to cause a greater decline in the market price for the common shares.

Reverse Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reverse Repurchase Agreements Risk: Reverse repurchase agreements involve the sale of securities held by the Trust with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Trust could lose money if it is unable to recover the securities and the value of the collateral held by the Trust, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Trust. In addition, reverse repurchase agreements involve the risk that the interest income earned in the investment of the proceeds will be less than the interest expense.

Short Sales Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Short Sales Risk (HYT and BTZ): Because making short sales in securities that it does not own exposes the Trust to the risks associated with those securities, such short sales involve speculative exposure risk. The Trust will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Trust replaces the security sold short.

Illiquid Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquid Investments Risk: The Trust may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. The Trust may not be able to readily dispose of such investments at prices that approximate those at which the Trust could sell such investments if they were more widely traded and, as a result of such illiquidity, the Trust may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Trust’s net asset value and ability to make dividend distributions. The financial markets in general, and certain segments of the mortgage-related securities markets in particular, have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.

Investment Companies and ETFs Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Companies and ETFs Risk (BHK and HYT): Subject to the limitations set forth in the Investment Company Act and the rules thereunder, the Trust may acquire shares in other investment companies and in exchange-traded funds (“ETFs”), some of which may be affiliated investment companies. The market value of the shares of other investment companies and ETFs may differ from their net asset value. As an investor in investment companies and ETFs, the Trust would bear its ratable share of that entity’s expenses, including its investment advisory and administration fees, while continuing to pay its own advisory and administration fees and other expenses (to the extent not offset by the Manager through waivers). As a result, shareholders will be absorbing duplicate levels of fees with respect to investments in other investment companies and ETFs (to the extent not offset by the Manager through waivers).
The securities of other investment companies and ETFs in which the Trust may invest may be leveraged. As a result, the Trust may be indirectly exposed to leverage through an investment in such securities. An investment in securities of other investment companies and ETFs that use leverage may expose the Trust to higher volatility in the market value of such securities and the possibility that the Trust’s long-term returns on such securities (and, indirectly, the long-term returns of shares of the Trust) will be diminished.
As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. To the extent the Trust is held by an affiliated fund, the ability of the Trust itself to hold other investment companies may be limited.

Risk of Investing in the United States [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Investing in the United States: Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Trust has exposure.

Market Risk and Selection Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk and Selection Risk: Market risk is the risk that one or more markets in which the Trust invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Trust and its investments. Selection risk is the risk that the securities selected by Trust management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
An outbreak of an infectious coronavirus (COVID‑19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.

Shareholder Activism Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Shareholder Activism Risk: Shareholder activism involving closed‑end funds has recently been increasing. Shareholder activism can take many forms, including engaging in public campaigns to demand that the Trust consider significant transactions such as a tender offer, merger or liquidation or to attempt to influence the Trust’s corporate governance and/or management, commencing proxy contests to attempt to elect the activists’ representatives or others to the Trust’s Board of Trustees, or to seek other actions such as a termination of the Trust’s investment advisory contract with its current investment manager or commencing litigation. If the Trust becomes the subject of shareholder activism, then management and the Board may be required to divert significant resources and attention to respond to the activist and the Trust may incur substantial costs defending against such activism if management and the Board determine that the activist’s demands are not in the best interest of the Trust. Further, the Trust’s share price could be subject to significant fluctuation or otherwise be adversely affected by the events, risks and uncertainties of any shareholder activism.

Geographic Asset Class Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Trust’s portfolio are disclosed in its Schedule of Investments.
Certain Trusts invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Trusts invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Trusts may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Trusts’ performance.
The Trusts invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non‑payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Trusts invest.
Certain Trusts invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.

Note [Member]
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective
BlackRock Corporate High Yield Fund, Inc.’s (HYT) (the “Trust”) primary investment objective is to provide shareholders with current income. The Trust’s secondary investment objective is to provide shareholders with capital appreciation. The Trust seeks to achieve its objectives by investing primarily in a diversified portfolio of fixed income securities which are rated at the time of investment to be below investment grade or, if unrated, are considered by the investment adviser to be of comparable quality. The Trust may invest directly in fixed income securities or synthetically through the use of derivatives.
No assurance can be given that the Trust’s investment objective will be achieved.

Shares outstanding [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]																				200,000,000
Outstanding Security, Held [Shares]																				142,699,920
Note1 [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]																				as a percentage of offering price
Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid												$ 8.24	$ 8.56	$ 8.41	$ 8.28	$ 8.15	$ 8.46	$ 9.10	$ 9.98
Highest Price or Bid												9.56	9.28	8.92	9.43	9.14	10.26	11.08	12.22
Lowest Price or Bid, NAV												8.87	9.45	9.29	9.13	9.03	9.15	9.62	10.79
Highest Price or Bid, NAV												$ 9.74	$ 9.41	$ 9.39	$ 9.85	$ 9.62	$ 10.29	$ 11.20	$ 11.98
Highest Price or Bid, Premium (Discount) to NAV [Percent]												(1.85%)	(1.38%)	(5.01%)	(4.26%)	(4.99%)	(0.29%)	(1.07%)	2.00%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]												(7.10%)	(9.47%)	(9.47%)	(9.31%)	(9.75%)	(7.54%)	(5.41%)	(7.51%)
Share Price		$ 9.43										$ 9.43								$ 9.43
NAV Per Share		$ 9.73										$ 9.73								$ 9.73
Latest Premium (Discount) to NAV [Percent]																				(3.08%)
Note 2 [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]																				as a percentage of net assets attributable to common shares
Bank Borrowings [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 596,000	$ 529,000	$ 647,000	$ 685,000	$ 607,000	$ 486,000	$ 647,000	$ 649,000	$ 604,000	$ 631,000	$ 596,000				$ 529,000				$ 596,000
Senior Securities Coverage per Unit	[6]	$ 3,330	$ 3,494	$ 3,265	$ 3,127	$ 3,392	$ 3,965	$ 3,292	$ 3,382	$ 3,472	$ 3,419	$ 3,330				$ 3,494				$ 3,330
Preferred Stock Liquidating Preference
Senior Securities Average Market Value per Unit	[7]	$ 545,951	$ 517,616	$ 647,367	$ 598,918	$ 555,492	$ 569,559	$ 666,948	$ 579,521	$ 568,839	$ 696,756

[1]	If the common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses. Trust shareholders will pay all offering expenses involved with an offering.
[2]	Computershare Trust Company, N.A. (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by HYT. However, shareholders will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. Shareholders will also be charged a $2.50 sales fee and pay a $0.15 per share fee if a shareholder directs the Reinvestment Plan Agent to sell the common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
[3]	HYT and the Manager have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Manager has contractually agreed to waive the investment advisory fees with respect to any portion of HYT’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the Manager or its affiliates that have a contractual management fee, through June 30, 2025. In addition, pursuant to the Fee Waiver Agreement, the Manager has contractually agreed to waive its investment advisory fees by the amount of investment advisory fees HYT pays to the Manager indirectly through its investment in money market funds managed by the Manager or its affiliates, through June 30, 2025. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by HYT (upon the vote of a majority of the Directors who are not “interested persons” (as defined in the Investment Company Act) of the Fund (the “Independent Directors”)) or a majority of the outstanding voting securities of HYT), upon 90 days’ written notice by HYT to the Manager.
[4]	HYT currently pays the Manager a monthly fee at an annual contractual investment advisory fee rate of 0.60% based on an aggregate of (i) HYT’s average daily Net Assets and (ii) the proceeds of any outstanding debt securities or borrowings used for leverage (together, “average daily Managed Assets”).
[5]	HYT uses leverage in the form of a credit facility in an amount equal to approximately 30.0% of HYT’s Managed Assets as of December 31, 2023. The interest expense borne by HYT will vary over time in accordance with the level of HYT’s use of leverage and variations in market interest rates. Interest expense is required to be treated as an expense of HYT for accounting purposes.
[6]	Calculated by subtracting the Trust’s total liabilities (not including bank borrowings) from the Trust’s total assets and dividing this by the amount of bank borrowings, and by multiplying the results by 1,000.
[7]	Represents the average daily amount outstanding for loans under the revolving credit agreements.